INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 17,511	$ 14,428
Service inventory	16,860	12,887
Work in process	16,364	12,944
Finished goods	10,999	8,103
Inventories	61,734	48,362
Write-offs	$ 5,664	$ 4,435	$ 4,635